Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Schedule of property, plant and equipment

				Furniture
				and
				fixtures,
				other
				equipment
		Leasehold	Plant and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2024	56,722	17,852	23,484	39,817	8,421	146,296
Additions	—	96	669	1,696	7,932	10,393
Disposals	—	—	(48)	(762)	—	(810)
Transfers	3,256	673	2,700	2,265	(8,894)	—
Exchange differences	(1,634)	(464)	(712)	(1,063)	(191)	(4,064)
As at December 31, 2024	58,344	18,157	26,093	41,953	7,268	151,815
Accumulated depreciation and impairment
As at January 1, 2024	2,270	15,168	5,463	23,668	—	46,569
Depreciation	3,002	1,278	2,505	5,285	—	12,070
Impairment	—	171	2,012	732	—	2,915
Disposals	—	—	(42)	(758)	—	(800)
Exchange differences	(124)	(403)	(215)	(695)	—	(1,437)
As at December 31, 2024	5,148	16,214	9,723	28,232	—	59,317
Net book value
As at December 31, 2024	53,196	1,943	16,370	13,721	7,268	92,498

				Furniture
				and
				fixtures,
				other
				equipment
		Leasehold	Plant and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2023	2,233	16,836	7,454	31,738	54,550	112,811
Additions	—	216	99	1,094	36,916	38,325
Disposals	—	—	(230)	(468)	—	(698)
Divestment of subsidiaries	—	(202)	—	(172)	—	(374)
Transfers	54,549	1,420	16,373	8,453	(80,795)	—
Exchange differences	(60)	(418)	(212)	(828)	(2,250)	(3,768)
As at December 31, 2023	56,722	17,852	23,484	39,817	8,421	146,296
Accumulated depreciation and impairment
As at January 1, 2023	1,753	13,282	2,670	19,159	—	36,864
Depreciation	565	1,824	1,008	4,491	—	7,888
Impairment	—	515	2,013	1,150	—	3,678
Disposals	—	—	(148)	(464)	—	(612)
Divestment of subsidiaries	—	(97)	—	(143)	—	(240)
Exchange differences	(48)	(356)	(80)	(525)	—	(1,009)
As at December 31, 2023	2,270	15,168	5,463	23,668	—	46,569
Net book value
As at December 31, 2023	54,452	2,684	18,021	16,149	8,421	99,727